Portfolio of Investments September 30, 2025
BXMX
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.7%
1633862881 COMMON STOCKS - 99.7% (a) 1633862881
AUTOMOBILES & COMPONENTS - 2.4%
826 Ferrari NV $ 400,792
50,606 Gentex Corp 1,432,150
85,003 (b) Tesla Inc 37,802,534
TOTAL AUTOMOBILES & COMPONENTS 39,635,476
BANKS - 3.9%
45,821 Comerica Inc 3,139,655
148,455 Fifth Third Bancorp 6,613,670
51,859 First Horizon Corp 1,172,532
104,442 JPMorgan Chase & Co 32,944,140
483,937 KeyCorp 9,044,783
31,173 M&T Bank Corp 6,160,408
84,063 Zions Bancorp NA 4,756,285
TOTAL BANKS 63,831,473
CAPITAL GOODS - 6.6%
15,381 Allegion plc 2,727,820
27,101 (b) Boeing Co/The 5,849,209
25,934 Caterpillar Inc 12,374,408
46,441 Emerson Electric Co 6,092,130
8,843 Ferguson Enterprises Inc 1,985,961
11,114 GE Vernova Inc 6,833,999
44,459 General Electric Co 13,374,156
31,851 Graco Inc 2,706,061
4,427 HEICO Corp 1,429,124
28,293 Honeywell International Inc 5,955,677
8,860 Hubbell Inc 3,812,547
43,726 Masco Corp 3,077,873
6,090 (b) NEXTracker Inc, Class A 450,599
9,120 Northrop Grumman Corp 5,556,998
16,404 nVent Electric PLC 1,618,091
39,784 Otis Worldwide Corp 3,637,451
15,767 Parker-Hannifin Corp 11,953,751
10,242 Rockwell Automation Inc 3,579,886
83,103 RTX Corp 13,905,625
10,383 Timken Co/The 780,594
4,597 Woodward Inc 1,161,708
TOTAL CAPITAL GOODS 108,863,668
COMMERCIAL & PROFESSIONAL SERVICES - 1.3%
28,578 Automatic Data Processing Inc 8,387,643
15,652 SS&C Technologies Holdings Inc 1,389,271
11,679 TransUnion 978,467
13,228 Waste Connections Inc 2,325,482
37,983 Waste Management Inc 8,387,786
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 21,468,649
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.9%
302,672 (b) Amazon.com Inc 66,457,691
2,461 (b) Burlington Stores Inc 626,325
5,188 Dick's Sporting Goods Inc 1,152,877
3,114 (b) Five Below Inc 481,736
43,019 Home Depot Inc/The 17,430,869
5,691 (c) JD.com Inc, ADR 199,071
29,953 Lowe's Cos Inc 7,527,488
5,158 Macy's Inc 92,483
173 (b) MercadoLibre Inc 404,291
9,205 Williams-Sonoma Inc 1,799,117
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 96,171,948

Portfolio of Investments September 30, 2025
(continued)
BXMX

SHARES DESCRIPTION VALUE
CONSUMER DURABLES & APPAREL - 0.7%
32,919 KB Home $ 2,094,965
6,689 Kontoor Brands Inc 533,582
17,389 (b) Lennar Corp, Class A 2,191,710
5,366 (b) Lululemon Athletica Inc 954,772
14,133 (b) Mattel Inc 237,858
6,048 Polaris Inc 351,570
16,014 Toll Brothers Inc 2,212,174
6,182 (b) TopBuild Corp 2,416,297
TOTAL CONSUMER DURABLES & APPAREL 10,992,928
CONSUMER SERVICES - 1.3%
1,752 Booking Holdings Inc 9,459,521
20,067 (b) DraftKings Inc, Class A 750,506
23,509 Marriott International Inc/MD, Class A 6,122,684
1,324 Restaurant Brands International Inc 84,921
49,199 Starbucks Corp 4,162,236
TOTAL CONSUMER SERVICES 20,579,868
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.8%
1,136 (b) BJ's Wholesale Club Holdings Inc 105,932
4,507 Casey's General Stores Inc 2,547,897
15,982 Costco Wholesale Corp 14,793,419
15,913 (b) US Foods Holding Corp 1,219,254
104,919 Walmart Inc 10,812,952
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 29,479,454
ENERGY - 2.8%
75,459 Cenovus Energy Inc 1,282,048
1,124 Cheniere Energy Inc 264,117
87,658 Chevron Corp 13,612,411
9,675 (b) CNX Resources Corp 310,761
64,103 ConocoPhillips 6,063,503
3,176 Enbridge Inc 160,261
155,487 Exxon Mobil Corp 17,531,159
58,642 Halliburton Co 1,442,593
28,016 Marathon Petroleum Corp 5,399,804
4,558 Ovintiv Inc 184,052
5,538 TC Energy Corp 301,323
TOTAL ENERGY 46,552,032
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.9%
79,833 American Homes 4 Rent, Class A 2,654,447
24,191 American Tower Corp 4,652,413
55,269 CubeSmart 2,247,237
1,313 Gaming and Leisure Properties Inc 61,199
24,849 Lamar Advertising Co, Class A 3,042,015
8,339 Sabra Health Care REIT Inc 155,439
1,423 Sun Communities Inc 183,567
90,581 Weyerhaeuser Co 2,245,503
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 15,241,820
FINANCIAL SERVICES - 8.3%
65,667 (b) Berkshire Hathaway Inc, Class B 33,013,428
38,742 (b) Block Inc 2,799,884
53,704 (b) Brookfield Corp 3,683,020
38,024 Capital One Financial Corp 8,083,142
71,247 Charles Schwab Corp/The 6,801,951
21,911 CME Group Inc 5,920,133
44,488 Intercontinental Exchange Inc 7,495,338
66,936 Jefferies Financial Group Inc 4,378,953
40,283 KKR & Co Inc 5,234,776
2,640 LPL Financial Holdings Inc 878,302
18,125 Mastercard Inc, Class A 10,309,681
48,313 MGIC Investment Corp 1,370,640
8,344 MSCI Inc 4,734,469
55,304 (b) PayPal Holdings Inc 3,708,686

SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
17,437 S&P Global Inc $ 8,486,762
89,957 SLM Corp 2,490,010
75,786 Visa Inc, Class A 25,871,825
TOTAL FINANCIAL SERVICES 135,261,000
FOOD, BEVERAGE & TOBACCO - 2.2%
97,912 Altria Group Inc 6,468,067
27,399 British American Tobacco PLC, Sponsored ADR 1,454,339
201,946 Coca-Cola Co/The 13,393,059
8,420 (b) Coca-Cola Europacific Partners PLC 761,252
132,012 Mondelez International Inc, Class A 8,246,789
80,074 (b) Monster Beverage Corp 5,389,781
4,119 (b) Post Holdings Inc 442,710
TOTAL FOOD, BEVERAGE & TOBACCO 36,155,997
HEALTH CARE EQUIPMENT & SERVICES - 3.6%
82,248 Abbott Laboratories 11,016,297
19,198 Alcon AG 1,430,443
81,790 (b) Boston Scientific Corp 7,985,158
14,642 Cigna Group/The 4,220,556
14,592 Elevance Health Inc 4,714,967
17,942 GE HealthCare Technologies Inc 1,347,444
13,749 HCA Healthcare Inc 5,859,824
5,942 (b) IDEXX Laboratories Inc 3,796,284
70,836 Medtronic PLC 6,746,421
33,860 UnitedHealth Group Inc 11,691,858
638 (b) Veeva Systems Inc, Class A 190,067
TOTAL HEALTH CARE EQUIPMENT & SERVICES 58,999,319
HOUSEHOLD & PERSONAL PRODUCTS - 1.1%
15,340 (b) BellRing Brands Inc 557,609
117,126 Procter & Gamble Co/The 17,996,410
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 18,554,019
INSURANCE - 2.3%
28,004 Allstate Corp/The 6,011,059
30,964 Arthur J Gallagher & Co 9,590,789
23,577 Fidelity National Financial Inc 1,426,173
38,545 Hartford Insurance Group Inc/The 5,141,517
9,393 Lincoln National Corp 378,820
3,360 RenaissanceRe Holdings Ltd 853,205
29,077 Travelers Cos Inc/The 8,118,880
76,710 W R Berkley Corp 5,877,520
TOTAL INSURANCE 37,397,963
MATERIALS - 1.3%
9,313 Avery Dennison Corp 1,510,289
51,987 (b) Barrick Mining Corp 1,703,614
52,881 Corteva Inc 3,576,342
7,888 Crown Holdings Inc 761,902
24,938 Eastman Chemical Co 1,572,341
8,265 Martin Marietta Materials Inc 5,209,264
20,588 Nucor Corp 2,788,233
27,596 Nutrien Ltd 1,620,161
10,656 Olin Corp 266,293
14,399 RPM International Inc 1,697,354
5,718 Sonoco Products Co 246,389
8,624 Southern Copper Corp 1,046,609
TOTAL MATERIALS 21,998,791
MEDIA & ENTERTAINMENT - 9.7%
156,048 Alphabet Inc, Class A 37,935,269
164,297 Alphabet Inc, Class C 40,014,534
69,342 Meta Platforms Inc 50,923,378
16,602 (b) Netflix Inc 19,904,470
17,899 New York Times Co/The, Class A 1,027,403
56,129 News Corp, Class A 1,723,722

Portfolio of Investments September 30, 2025
(continued)
BXMX

SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT (continued)
15,334 (b) Roku Inc $ 1,535,393
46,582 Walt Disney Co/The 5,333,639
TOTAL MEDIA & ENTERTAINMENT 158,397,808
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.4%
62,652 AbbVie Inc 14,506,444
2,908 (b) Alnylam Pharmaceuticals Inc 1,326,048
22,960 Amgen Inc 6,479,312
82,633 Bristol-Myers Squibb Co 3,726,748
26,277 Eli Lilly & Co 20,049,351
639 (b) Exact Sciences Corp 34,960
54,740 Gilead Sciences Inc 6,076,140
5,278 (b) ICON PLC 923,650
84,109 Johnson & Johnson 15,595,491
103,585 Merck & Co Inc 8,693,889
30,271 (b) Teva Pharmaceutical Industries Ltd, Sponsored ADR 611,474
20,510 Thermo Fisher Scientific Inc 9,947,760
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 87,971,267
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
26,573 (b) CoStar Group Inc 2,241,964
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 2,241,964
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 14.3%
62,993 (b) Advanced Micro Devices Inc 10,191,638
42,222 Applied Materials Inc 8,644,532
142,475 Broadcom Inc 47,003,927
13,859 Entegris Inc 1,281,403
90,620 Lam Research Corp 12,134,018
13,515 Marvell Technology Inc 1,136,206
44,137 Micron Technology Inc 7,385,003
718,676 NVIDIA Corp 134,090,568
9,955 NXP Semiconductors NV 2,267,052
32,082 (b) ON Semiconductor Corp 1,581,964
50,975 QUALCOMM Inc 8,480,201
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 234,196,512
SOFTWARE & SERVICES - 11.8%
18,575 (b) Adobe Inc 6,552,331
20,604 (b) Akamai Technologies Inc 1,560,959
3,522 (b) Atlassian Corp, Class A 562,464
15,194 (b) Autodesk Inc 4,826,678
6,521 (b) Check Point Software Technologies Ltd 1,349,260
23,737 International Business Machines Corp 6,697,632
226,495 Microsoft Corp 117,313,085
61,296 Oracle Corp 17,238,887
68,388 (b) Palantir Technologies Inc, Class A 12,475,339
39,369 Salesforce Inc 9,330,453
9,839 (b) ServiceNow Inc 9,054,635
6,661 (b) Shopify Inc, Class A 989,891
14,844 (b) VeriSign Inc 4,149,937
10,368 (b) Zoom Communications Inc 855,360
TOTAL SOFTWARE & SERVICES 192,956,911
TECHNOLOGY HARDWARE & EQUIPMENT - 8.4%
441,434 Apple Inc 112,402,339
20,728 CDW Corp/DE 3,301,556
19,049 (b) Ciena Corp 2,774,868
184,635 Cisco Systems Inc 12,632,727
20,790 Dell Technologies Inc, Class C 2,947,398
37,851 (b) Flex Ltd 2,194,222
9,561 (b) Lumentum Holdings Inc 1,555,670
11,943 Telefonaktiebolaget LM Ericsson, Sponsored ADR 98,769
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 137,907,549

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
SHARES DESCRIPTION VALUE
TELECOMMUNICATION SERVICES - 0.4%
157,261 Verizon Communications Inc $ 6,911,621
TOTAL TELECOMMUNICATION SERVICES 6,911,621
TRANSPORTATION - 1.1%
23,404 Canadian Pacific Kansas City Ltd 1,743,364
21,947 Norfolk Southern Corp 6,593,098
5,952 (b) Saia Inc 1,781,791
72,916 (b) Uber Technologies Inc 7,143,580
8,969 (b) XPO Inc 1,159,423
TOTAL TRANSPORTATION 18,421,256
UTILITIES - 2.1%
62,536 Ameren Corp 6,527,508
12,874 Atmos Energy Corp 2,198,236
53,103 Evergy Inc 4,036,890
2,933 National Fuel Gas Co 270,921
72,797 NextEra Energy Inc 5,495,446
52,512 OGE Energy Corp 2,429,730
44,482 Pinnacle West Capital Corp 3,988,256
76,155 WEC Energy Group Inc 8,726,601
TOTAL UTILITIES 33,673,588
TOTAL COMMON STOCKS
(Cost $335,790,472) 1,633,862,881
TOTAL LONG-TERM INVESTMENTS
(Cost $335,790,472) 1,633,862,881
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
186,341 (d) State Street Navigator Securities Lending Government Money
Market Portfolio
4.180%(e) 186,341
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $186,341) 186,341
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  3.5%
56958879 REPURCHASE AGREEMENTS - 3.5% 56958879
$ 55,400,000 (f) Fixed Income Clearing Corporation 4 .150 10/01/25 55,400,000
1,558,879 (g) Fixed Income Clearing Corporation 1 .260 10/01/25 1,558,879
TOTAL REPURCHASE AGREEMENTS
(Cost $56,958,879) 56,958,879
TOTAL SHORT-TERM INVESTMENTS
(Cost $56,958,879) 56,958,879
TOTAL INVESTMENTS - 103.2%
(Cost $392,935,692) 1,691,008,101
OTHER ASSETS & LIABILITIES, NET -  (3.2)% (52,968,693)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 1,638,039,408
ADR American Depositary Receipt
REIT Real Estate Investment Trust
S&P Standard & Poor's
(a) The Fund may designate up to 100% of its common stock investments to cover outstanding options written.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $178,398.
(d) Investments made with cash collateral received from securities on loan.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation, 4.150% dated 9/30/25 to be repurchased at $55,406,386 on 10/1/25, collateralized by Government Agency Securities, with coupon rate 4.500% and maturity date 5/31/29, valued at $56,508,140.
(g) Agreement with Fixed Income Clearing Corporation, 1.260% dated 9/30/25 to be repurchased at $1,558,934 on 10/1/25, collateralized by Government Agency Securities, with coupon rate 1.375% and maturity date 7/15/33, valued at $1,590,066.

Portfolio of Investments September 30, 2025
(continued)
BXMX

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Options Written
Type Description(a)
Number of
Contracts
Notional
Amount (b)
Exercise
Price Expiration Date Value
Call S&P 500 Index (269) $ (178,885,000) $ 6,650 10/17/25 $ (2,645,615)
Call S&P 500 Index (269) (180,230,000) 6,700 10/31/25 (2,807,015)
Call S&P 500 Index (269) (181,575,000) 6,750 10/31/25 (2,043,055)
Call S&P 500 Index (269) (177,540,000) 6,600 11/21/25 (5,717,595)
Call S&P 500 Index (269) (180,230,000) 6,700 11/21/25 (3,874,945)
Call S&P 500 Index (268) (183,580,000) 6,850 11/21/25 (1,799,620)
Call S&P 500 Index (269) (182,920,000) 6,800 11/28/25 (2,681,930)
Call S&P 500 Index (269) (185,610,000) 6,900 11/28/25 (1,562,890)
Call S&P 500 Index (269) (186,955,000) 6,950 12/19/25 (1,878,965)
Total Options Written (premiums received $18,349,884) (2,420) $(1,637,525,000) $(25,011,630)
(a) Exchange-traded, unless otherwise noted.
(b) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
BXMX
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 1,633,862,881 $ – $ – $ 1,633,862,881
Investments Purchased with Collateral from Securities
Lending 186,341 – – 186,341
Short-Term Investments:
Repurchase Agreements – 56,958,879 – 56,958,879
Investments in Derivatives:
Options Written (25,011,630) – – (25,011,630)
Total $ 1,609,037,592 $ 56,958,879 $ – $ 1,665,996,471